UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21400

Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	May 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 5.2%
General Dynamics Corp.	501,000	$46,167,150
Honeywell International, Inc.	300,000	17,886,000
Lockheed Martin Corp.	215,000	23,529,600
United Technologies Corp.	310,000	22,022,400
		$109,605,150
Auto Components — 0.8%
Johnson Controls, Inc.	477,900	$16,277,274
		$16,277,274
Capital Markets — 1.4%
Goldman Sachs Group, Inc.	170,000	$29,989,700
		$29,989,700
Commercial Banks — 12.4%
Bank of Nova Scotia	206,600	$10,325,868
BNP Paribas SA	376,000	38,736,856
Canadian Imperial Bank of Commerce	200,000	14,052,531
DnB NOR ASA	2,545,000	36,562,498
Intesa Sanpaolo SpA	5,848,000	38,330,850
KBC Groep NV	169,300	20,857,852
Nordea Bank AB	2,158,000	35,080,296
Svenska Handelsbanken AB, Class A	1,734,000	48,288,746
UniCredit SpA	2,900,000	20,265,322
		$262,500,819
Communications Equipment — 1.0%
Nokia Oyj ADR	750,000	$21,300,000
		$21,300,000
Diversified Financial Services — 0.7%
JPMorgan Chase & Co.	353,400	$15,196,200
		$15,196,200
Diversified Telecommunication Services — 8.0%
AT&T, Inc.	1,658,750	$66,184,125
Embarq Corp.	45,000	2,129,400
Koninklijke KPN NV	700,000	12,718,175
Telefonos de Mexico SA de CV ADR	1,700,000	70,074,000
Telenor ASA	756,900	16,397,286
Windstream Corp.	51,696	689,625
		$168,192,611
Electric Utilities — 13.3%
E.ON AG	328,000	$69,622,461
Edison International	1,200,000	63,876,000
Entergy Corp.	50,000	6,038,500
Exelon Corp.	75,000	6,600,000
FirstEnergy Corp.	350,000	27,548,500
Fortum Oyj	1,200,000	58,008,990
FPL Group, Inc.	400,000	27,008,000
Iberdrola SA	1,523,396	21,918,599
		$280,621,050
Electrical Equipment — 1.8%
Cooper Industries, Ltd., Class A	450,000	$20,983,500
Emerson Electric Co.	300,000	17,454,000
		$38,437,500

Energy Equipment & Services — 0.6%
Diamond Offshore Drilling, Inc.	95,000	$12,961,800
		$12,961,800
Food Products — 1.0%
Kraft Foods, Inc., Class A	622,821	$20,229,226
		$20,229,226
Household Durables — 0.9%
Stanley Works	400,000	$19,432,000
		$19,432,000
Household Products — 0.4%
Kimberly-Clark Corp.	135,000	$8,613,000
		$8,613,000
Insurance — 3.2%
Legal & General Group PLC	16,700,000	$39,568,791
Zurich Financial Services AG	97,664	28,594,114
		$68,162,905
Machinery — 3.5%
Caterpillar, Inc.	350,000	$28,924,000
SKF AB, Class B	2,374,000	44,519,812
		$73,443,812
Media — 0.0%
Reed Elsevier PLC	1	$13
		$13
Metals & Mining — 8.8%
Companhia Vale do Rio Doce ADR	1,950,000	$77,571,000
Freeport-McMoRan Copper & Gold, Inc., Class B	163,882	18,962,786
Nucor Corp.	258,500	19,335,800
Southern Copper Corp.	230,000	25,352,900
ThyssenKrupp AG	651,000	43,869,356
Worthington Industries, Inc.	100,000	1,994,000
		$187,085,842
Multiline Retail — 1.4%
JC Penney Company, Inc.	752,000	$30,260,480
		$30,260,480
Multi-Utilities — 4.6%
National Grid PLC	1,487,431	$21,943,683
RWE AG	367,000	47,338,868
Sempra Energy	500,000	28,905,000
		$98,187,551
Oil, Gas & Consumable Fuels — 22.3%
BP PLC ADR	740,000	$53,657,400
Chevron Corp.	900,000	89,235,000
ConocoPhillips	720,000	67,032,000
Husky Energy, Inc.	772,000	38,735,956
Marathon Oil Corp.	1,515,000	77,855,850
Neste Oil Oyj	300,000	10,009,103
Peabody Energy Corp.	500,000	36,960,000
StatoilHydro ASA	1,658,000	64,711,653
Valero Energy Corp.	684,000	34,774,560
		$472,971,522
Pharmaceuticals — 1.5%
Johnson & Johnson	146,000	$9,744,040
Novartis AG	425,000	22,264,734
		$32,008,774
Real Estate Investment Trusts (REITs) — 1.2%
Boston Properties, Inc.	261,600	$25,568,784
		$25,568,784

Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	275,000	$20,817,500
		$20,817,500
Tobacco — 4.2%
Altria Group, Inc.	900,000	$20,034,000
British American Tobacco PLC	582,000	21,728,545
Philip Morris International, Inc.	900,000	47,394,000
		$89,156,545
Water Utilities — 0.6%
Severn Trent PLC	435,666	$12,552,534
		$12,552,534
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	289,200	$12,718,164
		$12,718,164
Total Common Stocks (identified cost $1,303,788,243)		$2,126,290,756

Preferred Stocks — 28.5%

Security	Shares	Value
Auto Components — 0.2%
Porsche International Finance PLC, 7.20%	37,000	$3,780,919
		$3,780,919
Commercial Banks — 12.4%
Abbey National Capital Trust I, 8.963% (1)	75,000	$8,846,655
ABN AMRO North America Capital Funding Trust, 6.968% (1)(2)	1,250	1,243,359
Barclays Bank PLC, 6.86% (1)(2)	35,000	3,247,419
Barclays Bank PLC, 8.55% (1)(2)	224,000	23,677,158
BNP Paribas Capital Trust, 9.003% (1)(2)	53,950	5,853,009
BNP Paribas, 7.195% (1)(2)	85,000	8,109,824
Citigroup Inc., Series AA, 8.125%	162,500	3,968,250
Citigroup Inc., Series F, 8.50%	262,500	6,559,875
Cobank, ABC, 7.00% (2)	400,000	18,318,800
Credit Agricole SA/London, 6.637% (1)(2)	99,500	8,191,636
DB Capital Funding VIII, 6.375%	489,000	11,281,230
DB Contingent Capital Trust II, 6.55%	200,000	4,526,000
Den Norske Bank, 7.729% (1)(2)	160,000	16,559,056
First Tennessee Bank, 3.75% (1)(2)	2,775	2,018,812
HBOS PLC, 6.657% (1)(2)	187,500	14,798,475
HSBC Capital Funding LP, 9.547% (1)(2)	135,000	14,667,615
HSBC Capital Funding LP, 10.176% (1)(2)	17,500	2,215,542
JPMorgan Chase & Co., 7.90% (1)	192,500	19,377,339
Landsbanki Islands HF, 7.431% (1)(2)	207,500	15,191,386
National City Corp., Series F, 9.875% (1)	425,000	9,605,000
Royal Bank of Scotland Group PLC, 7.64% (1)	155,000	14,782,861
Royal Bank of Scotland Group PLC, 9.118% (1)	47,250	4,889,756
Santander Finance Unipersonal, 6.50%	380,000	8,082,600
Standard Chartered PLC, 6.409% (1)(2)	127,500	10,816,769
UBS Preferred Funding Trust I, 8.622% (1)	150,000	15,535,260
Wachovia Corp., 8.00%	400,000	9,916,000
		$262,279,686
Diversified Financials — 0.3%
Lehman Brothers Holdings, Inc., 7.95%	240,000	$5,520,000
Merrill Lynch & Co., Inc., 6.70%	81,450	1,893,713
		$7,413,713
Electric Utilities — 0.2%
Interstate Power & Light Co., 7.10%	181,400	$4,544,070
		$4,544,070

Food Products — 0.5%
Dairy Farmers of America, 7.875% (2)	73,750	$5,918,438
Ocean Spray Cranberries, Inc., 6.25% (2)	47,500	4,214,143
		$10,132,581
Gas Utilities — 0.7%
Southern Union Co., 7.55%	578,900	$14,599,858
		$14,599,858
Insurance — 5.8%
Aegon NV, 6.375%	100,000	$2,069,000
Arch Capital Group, Ltd., Series A, 8.00%	424,500	10,650,705
Arch Capital Group, Ltd., Series B, 7.875%	60,500	1,485,275
AXA SA, 6.379% (1)(2)	20,000	1,731,152
AXA SA, 6.463% (1)(2)	189,250	15,908,450
Endurance Specialty Holdings, Ltd., 7.75%	317,500	7,496,175
ING Capital Funding Trust III, 8.439% (1)	170,750	17,911,812
ING Group NV, 7.375%	340,000	8,398,000
PartnerRe, Ltd., 6.50%	25,000	519,250
Prudential PLC, 6.50%	214,000	19,101,704
RAM Holdings, Ltd., Series A, 7.50% (1)	13,000	8,129,875
RenaissanceRe Holdings, Ltd., 6.08%	199,100	3,796,837
RenaissanceRe Holdings, Ltd., 6.60%	400,500	8,378,460
Zurich Regcaps Fund Trust I, 6.58% (1)(2)	6,000	5,805,000
Zurich Regcaps Fund Trust VI, 3.63% (1)(2)	12,500	11,046,875
		$122,428,570
Oil, Gas & Consumable Fuels — 0.6%
Kinder Morgan GP, Inc., 8.33% (1)(2)	12,000	$12,600,750
		$12,600,750
Real Estate Investment Trusts (REITs) — 7.2%
AMB Property Corp., 6.75%	426,000	$9,550,920
Colonial Properties Trust, 8.125%	577,000	13,807,610
Developers Diversified Realty Corp., 7.375%	160,000	3,640,000
Developers Diversified Realty Corp., 8.00%	250,000	6,097,500
Health Care, Inc., 7.875%	170,100	4,184,460
ProLogis Trust, 6.75%	1,500,000	34,665,000
PS Business Parks, Inc., 6.70%	400,000	8,400,000
PS Business Parks, Inc., 7.95%	400,000	9,748,000
Public Storage, Inc., 6.85%	1,000,000	23,312,500
Regency Centers Corp., 7.45%	45,000	1,068,300
Vornado Realty Trust, 7.00%	1,600,000	36,950,080
		$151,424,370
Retail-Food and Drug — 0.6%
CVS Caremark Corp., 6.302% (1)	15,000,000	$13,061,190
		$13,061,190
Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50% (2)	600,000	$637,500
		$637,500
Total Preferred Stocks (identified cost $673,077,879)		$602,903,207

Short-Term Investments — 3.3%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.38% (3)	$70,297	$70,296,626
Total Short-Term Investments (identified cost $70,296,626)		$70,296,626
Total Investments — 132.2% (identified cost $2,047,162,748)		$2,799,490,589
Other Assets, Less Liabilities — (32.2)%		$(682,000,055)
Net Assets — 100.0%		$2,117,490,534

ADR	—	American Depository Receipt
(1)		Variable rate security. The stated interest rate represents the rate in effect at May 31, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $202,771,168 or 9.6% of the Fund’s net assets.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2008 was $1,154,766.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	52.5%	$1,469,507,133
United Kingdom	9.2	257,648,266
Germany	5.7	160,830,685
Norway	4.8	134,230,493
Sweden	4.6	127,888,854
Finland	3.2	89,318,092
Brazil	2.8	77,571,000
Canada	2.7	75,832,520
France	2.6	72,677,918
Mexico	2.5	70,074,000
Bermuda	2.2	61,440,077
Italy	2.1	58,596,172
Switzerland	1.8	50,858,848
Spain	1.1	30,001,199
Netherlands	0.8	23,185,175
Belgium	0.8	20,857,852
Iceland	0.5	15,191,386
Ireland	0.1	3,780,919
Total Investments	100.0%	$2,799,490,589

The Fund did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,048,796,091
Gross unrealized appreciation	$838,928,575
Gross unrealized depreciation	(88,234,077)
Net unrealized appreciation	$750,694,498

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President

Date:	July 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2008